Form 5500, Schedule H, Part IV, Line 4(i) Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Part IV, Line 4(i) Schedule of Assets (Held at End of Year)
SPS COMMERCE, INC.
401(K) RETIREMENT SAVINGS PLAN
EIN: 41-2015217, Plan: 001

Form 5500, Schedule H, Part IV, Line 4(i)
Schedule of Assets (Held at End of Year)
As of December 31, 2025

	Identity of issuer, borrower, lessor, or similar party	Description of investment including maturity date, rate of interest, collateral, par, or maturity value	Cost	Current value
		Collective trust funds
	Vanguard	Target Retirement 2055 Fund	**	$37,114,282
	Vanguard	Target Retirement 2050 Fund	**	33,428,634
	Vanguard	Target Retirement 2045 Fund	**	30,463,895
	Vanguard	Target Retirement 2060 Fund	**	18,064,883
	Vanguard	Target Retirement 2040 Fund	**	13,314,586
	Vanguard	Target Retirement 2035 Fund	**	12,269,543
	Vanguard	Target Retirement 2030 Fund	**	10,395,498
	Vanguard	Target Retirement 2065 Fund	**	6,469,746
	Vanguard	Target Retirement 2025 Fund	**	2,953,520
	Prudential	Total Return Bond Fund	**	2,059,033
	Union Bank and Trust Company	Morley Stable Value Fund	**	1,978,692
	Vanguard	Target Retirement Income Fund	**	1,275,476
	Vanguard	Target Retirement 2020 Fund	**	568,917
	Vanguard	Target Retirement 2070 Fund	**	189,844
				170,546,549
		Mutual funds
*	Fidelity	Institutional 500 Index Fund	**	31,661,967
	J.P. Morgan	Large Cap Growth Fund	**	12,657,101
*	Fidelity	Mid-Cap Index Fund	**	7,262,551
*	Fidelity	MFS Research International Fund	**	6,054,830
*	Fidelity	MFS Value Fund	**	4,633,621
*	Fidelity	Small Cap Growth Index Fund	**	3,534,899
*	Fidelity	Small Cap Value Index Fund	**	3,140,478
*	Fidelity	US Bond Index Fund	**	2,444,609
*	Fidelity	Total International Index Fund	**	2,289,161
*	Fidelity	Small Cap Index Fund	**	405,166
	PIMCO	Income Institutional Fund	**	359,156
	Principal	Mid-Cap Fund	**	154,919
	John Hancock	Disciplined Value Mid-Cap Fund	**	53,231
				74,651,689
		SPS Commerce Stock
*	SPS Commerce, Inc.	Common Stock	**	10,714,050

		Participant loans
*	Participant loans	Interest from 4.25% to 9.50% maturing through 2031	$0	1,611,115
				$257,523,403
*        Represents a party-in-interest
**    Historical cost information not required for participant-directed investments